Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Sep. 30, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt discount	$ 0	$ 0			$ 0	$ 39,942
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Successor	Successor	Successor	Predecessor
Temporary equity, shares outstanding	1,880	1,880	0	0	1,880
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000
Common stock, shares par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000			110,000,000
Treasury Stock, Common, Shares	0	0	62	62	0
Series A Preferred Stock [Member]
Preferred stock, shares authorized	8,635	8,635	8,635	8,635	8,635
Preferred stock, shares issued	8,635	8,635	50	50	8,635
Preferred stock, shares outstanding	8,635	8,635	50	50	8,635
Series B Preferred Stock [Member]
Preferred stock, shares authorized	5,062	5,062	5,062	5,062	5,062	5,062
Preferred stock, shares issued	5,062	5,062	5,062	5,062	5,062	5,062
Preferred stock, shares outstanding	5,062	5,062	5,062	5,062	5,062	5,062
Predecessor [Member]
Financial Designation, Predecessor and Successor [Fixed List]						Predecessor
Temporary equity, shares outstanding						331,331
Common stock, shares par value						$ 0.00001
Common stock, shares authorized						75,000,000
Common stock, shares outstanding						24,167,257
Common stock, shares issued						24,167,257
Successor [Member]
Common stock, shares par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000			110,000,000
Common stock, shares outstanding	257,604	257,604			257,604
Successor Common Stock [Member]
Common stock, shares par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	110,000,000	110,000,000	110,000,000	110,000,000	110,000,000
Common stock, shares outstanding	257,604	257,604	1,243,297	1,243,297	257,604
Common stock, shares issued	257,604	257,604	1,243,359	1,243,359	257,604